UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2014

Date of reporting period:	1/31/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SEMIANNUAL REPORT • JANUARY 31, 2014

Fund Type

Large Cap Stock

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Conservative Growth Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Conservative Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Conservative Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.80%	22.64%	130.26%	80.31%	—
Class B	8.49	21.87	122.19	67.54	—
Class C	8.49	21.87	122.19	67.54	—
Class X	8.39	21.63	121.75	N/A	47.57% (03/26/07)
Russell 1000® Growth Index	10.15	24.35	158.09	102.26	—
S&P 500 Index	6.85	21.51	140.50	93.60	—
Lipper Large-Cap Growth Funds Avg.	11.89	24.88	144.59	94.74	—
Lipper Large-Cap Core Funds Avg.	6.57	20.43	128.95	87.79	—

Average Annual Total Returns (With Sales Charges) as of 12/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		27.16%	17.13%	6.14%	—
Class B		28.45	17.48	5.95	—
Class C		32.62	17.59	5.95	—
Class X		27.49	17.25	N/A	6.28% (03/26/07)
Russell 1000 Growth Index		33.48	20.39	7.83	—
S&P 500 Index		32.37	17.93	7.40	—
Lipper Large-Cap Growth Funds Avg.		34.00	19.01	7.30	—
Lipper Large-Cap Core Funds Avg.		31.38	16.90	6.98	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class X
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5/6) 0% (Yr.7)	1% on sales made within 12 months of purchase	6% (Yr.1) 5% (Yr.2) 4% (Yr.3/4) 3% (Yr.5) 2% (Yr.6/7) 1% (Yr.8) 0% (Yr.9)
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	1%

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 1/31/14 is 67.12% for Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 12/31/13 is 8.37% for Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/14 is 45.46% for Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/13 is 6.26% for Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/14 is 59.44% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/13 is 7.49% for Class X.

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) are Funds that invest at least 75% of their equity assets in companies with market capitalizations above Lipper’s USDE large-cap floor. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/14 is 40.70% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/13 is 5.67% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/14
Google, Inc. (Class A Stock), Internet Software & Services	4.2%
Walt Disney Co. (The), Media	3.3
United Technologies Corp., Aerospace & Defense	3.1
Amazon.com, Inc., Internet & Catalog Retail	3.0
Goldman Sachs Group, Inc. (The), Capital Markets	2.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/14
Internet Software & Services	8.2%
Pharmaceuticals	6.0
Oil, Gas & Consumable Fuels	5.9
Capital Markets	5.7
Diversified Financial Services	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2013, at the beginning of the period, and held through the six-month period ended January 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,088.00	1.32%	$6.95
	Hypothetical	$1,000.00	$1,018.55	1.32%	$6.72

Class B	Actual	$1,000.00	$1,084.90	2.07%	$10.88
	Hypothetical	$1,000.00	$1,014.77	2.07%	$10.51

Class C	Actual	$1,000.00	$1,084.90	2.07%	$10.88
	Hypothetical	$1,000.00	$1,014.77	2.07%	$10.51

Class X	Actual	$1,000.00	$1,083.90	2.07%	$10.87
	Hypothetical	$1,000.00	$1,014.77	2.07%	$10.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended January 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.37%	1.32%
B	2.07	2.07
C	2.07	2.07
X	2.07	2.07

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Aerospace & Defense 4.9%
13,128	Boeing Co. (The)	$1,644,413
5,393	Precision Castparts Corp.	1,373,867
11,341	Rolls-Royce Holdings PLC, (United Kingdom), ADR	1,107,222
61,645	United Technologies Corp.	7,028,763

		11,154,265

Airlines 1.3%
139,987	Southwest Airlines Co.	2,932,728

Automobiles 1.0%
156,928	Ford Motor Co.	2,347,643

Beverages 0.8%
11,110	Diageo PLC, (United Kingdom), ADR(a)	1,333,756
7,048	PepsiCo, Inc.	566,377

		1,900,133

Biotechnology 4.4%
4,393	Alexion Pharmaceuticals, Inc.*	697,301
27,759	Amgen, Inc.	3,301,933
13,933	Biogen Idec, Inc.*	4,356,013
18,919	Gilead Sciences, Inc.*	1,525,817

		9,881,064

Capital Markets 5.7%
5,943	BlackRock, Inc.	1,785,693
38,528	Goldman Sachs Group, Inc. (The)	6,323,215
163,651	Morgan Stanley	4,829,341

		12,938,249

Chemicals 0.9%
19,629	Monsanto Co.	2,091,470

Commercial Banks 1.3%
67,266	Wells Fargo & Co.	3,049,840

Computers & Peripherals 4.4%
11,881	Apple, Inc.	5,947,629
125,257	EMC Corp.	3,036,230

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Computers & Peripherals (cont’d.)
14,504	SanDisk Corp.	$1,008,753

		9,992,612

Containers & Packaging 1.5%
33,391	Rock Tenn Co. (Class A Stock)	3,388,519

Diversified Financial Services 5.3%
146,966	Bank of America Corp.	2,461,681
24,785	Berkshire Hathaway, Inc. (Class B Stock)*	2,766,006
41,416	Citigroup, Inc.	1,964,361
51,506	JPMorgan Chase & Co.	2,851,372
74,362	Leucadia National Corp.	2,032,313

		12,075,733

Diversified Telecommunication Services 0.4%
19,318	Verizon Communications, Inc.	927,650

Energy Equipment & Services 3.6%
64,059	Schlumberger Ltd.	5,609,647
68,325	Seadrill Ltd. (Bermuda)	2,439,886

		8,049,533

Food & Staples Retailing 5.0%
7,975	Costco Wholesale Corp.	896,071
48,224	CVS Caremark Corp.	3,265,729
88,703	Kroger Co. (The)	3,202,178
44,560	Wal-Mart Stores, Inc.	3,327,741
12,701	Walgreen Co.	728,402

		11,420,121

Food Products 2.2%
75,216	Archer-Daniels-Midland Co.	2,969,528
59,801	Mondelez International, Inc. (Class A Stock)	1,958,483

		4,928,011

Gas Utilities 1.7%
56,392	ONEOK, Inc.	3,862,288

Healthcare Equipment & Supplies 0.4%
10,217	Zimmer Holdings, Inc.	960,091

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Providers & Services 2.9%
46,271	Aetna, Inc.	$3,161,697
65,492	Quest Diagnostics, Inc.(a)	3,438,330

		6,600,027

Household Durables 0.3%
4,264	Whirlpool Corp.	568,391

Independent Power Producers & Energy Traders 0.8%
92,326	Calpine Corp.*	1,752,347

Insurance 3.3%
34,487	Chubb Corp. (The)	2,915,531
41,640	Loews Corp.	1,856,728
34,020	Travelers Cos., Inc. (The)	2,765,146

		7,537,405

Internet & Catalog Retail 4.7%
18,657	Amazon.com, Inc.*	6,692,079
2,608	priceline.com, Inc.*	2,985,873
11,862	TripAdvisor, Inc.*	915,628

		10,593,580

Internet Software & Services 8.2%
93,752	Facebook, Inc. (Class A Stock)*	5,866,063
8,107	Google, Inc. (Class A Stock)*	9,574,124
11,824	LinkedIn Corp. (Class A Stock)*	2,544,643
9,180	Twitter, Inc.*(a)	592,110

		18,576,940

IT Services 3.7%
83,070	MasterCard, Inc. (Class A Stock)	6,286,738
9,834	Visa, Inc. (Class A Stock)	2,118,539

		8,405,277

Life Sciences Tools & Services 0.4%
5,284	Illumina, Inc.*(a)	803,168

Machinery 1.2%
11,318	Dover Corp.	979,686
8,191	Illinois Tool Works, Inc.	646,024

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Machinery (cont’d.)
20,287	PACCAR, Inc.(a)	$1,136,072

		2,761,782

Media 3.5%
16,615	Twenty-First Century Fox, Inc. (Class A Stock)	528,689
102,698	Walt Disney Co. (The)(a)	7,456,902

		7,985,591

Multiline Retail 0.8%
32,594	Macy’s, Inc.	1,734,001

Oil, Gas & Consumable Fuels 5.9%
12,306	Anadarko Petroleum Corp.	992,971
26,491	Chevron Corp.	2,957,190
60,538	Exxon Mobil Corp.	5,579,182
8,624	Noble Energy, Inc.	537,534
56,674	Whiting Petroleum Corp.*	3,308,628

		13,375,505

Pharmaceuticals 6.0%
5,865	Allergan, Inc.	672,129
75,090	Bristol-Myers Squibb Co.	3,752,247
58,609	Eli Lilly & Co.	3,165,472
38,284	Johnson & Johnson	3,386,985
64,455	Novo Nordisk A/S (Denmark), ADR	2,556,930

		13,533,763

Road & Rail 2.7%
109,026	CSX Corp.	2,933,890
35,584	Norfolk Southern Corp.	3,294,723

		6,228,613

Semiconductors & Semiconductor Equipment 1.8%
23,927	ARM Holdings PLC (United Kingdom), ADR	1,102,317
125,298	Intel Corp.	3,074,813

		4,177,130

Software 1.9%
93,680	Microsoft Corp.	3,545,788
10,931	Salesforce.com, Inc.*	661,653

		4,207,441

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail 2.6%
27,735	Foot Locker, Inc.	$1,070,571
24,922	Gap, Inc. (The)	949,030
94,534	Inditex SA (Spain), ADR	2,816,168
18,794	TJX Cos., Inc.	1,078,024

		5,913,793

Textiles, Apparel & Luxury Goods 2.4%
34,885	Luxottica Group SpA, (Italy), ADR	1,833,904
49,933	NIKE, Inc. (Class B Stock)	3,637,619

		5,471,523

Tobacco 1.2%
76,507	Altria Group, Inc.	2,694,577

Water Utilities 0.4%
42,263	Aqua America, Inc.(a)	1,012,199

	TOTAL LONG-TERM INVESTMENTS (cost $181,239,366)	225,833,003

SHORT-TERM INVESTMENT 7.1%

AFFILIATED MONEY MARKET MUTUAL FUND
16,112,313	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $16,112,313; includes $14,352,733 of cash collateral received for securities on loan) (Note 3)(b)(c)	16,112,313

	TOTAL INVESTMENTS 106.6% (cost $197,351,679; Note 5)	241,945,316
	Liabilities in excess of other assets (6.6)%	(14,941,751)

	NET ASSETS 100.0%	$227,003,565

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,972,179; cash collateral of $14,352,733 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Aerospace & Defense	$11,154,265	$—	$—
Airlines	2,932,728	—	—
Automobiles	2,347,643	—	—
Beverages	1,900,133	—	—
Biotechnology	9,881,064	—	—
Capital Markets	12,938,249	—	—
Chemicals	2,091,470	—	—
Commercial Banks	3,049,840	—	—
Computers & Peripherals	9,992,612	—	—
Containers & Packaging	3,388,519	—	—
Diversified Financial Services	12,075,733	—	—
Diversified Telecommunication Services	927,650	—	—
Energy Equipment & Services	8,049,533	—	—
Food & Staples Retailing	11,420,121	—	—
Food Products	4,928,011	—	—
Gas Utilities	3,862,288	—	—
Health Care Equipment & Supplies	960,091	—	—
Healthcare Providers & Services	6,600,027	—	—
Household Durables	568,391	—	—
Independent Power Producers & Energy Traders	1,752,347	—	—
Insurance	7,537,405	—	—
Internet & Catalog Retail	10,593,580	—	—
Internet Software & Services	18,576,940	—	—
IT Services	8,405,277	—	—
Life Sciences Tools & Services	803,168	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Common Stocks (continued):
Machinery	$2,761,782	$—	$—
Media	7,985,591	—	—
Multiline Retail	1,734,001	—	—
Oil, Gas & Consumable Fuels	13,375,505	—	—
Pharmaceuticals	13,533,763	—	—
Road & Rail	6,228,613	—	—
Semiconductors & Semiconductor Equipment	4,177,130	—	—
Software	4,207,441	—	—
Specialty Retail	5,913,793	—	—
Textiles, Apparel & Luxury Goods	5,471,523	—	—
Tobacco	2,694,577	—	—
Water Utilities	1,012,199	—	—
Affiliated Money Market Mutual Fund	16,112,313	—	—

Total	$241,945,316	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 was as follows:

Internet Software & Services	8.2%
Affiliated Money Market Mutual Fund (including 6.3% of collateral received for securities on loan)	7.1
Pharmaceuticals	6.0
Oil, Gas & Consumable Fuels	5.9
Capital Markets	5.7
Diversified Financial Services	5.3
Food & Staples Retailing	5.0
Aerospace & Defense	4.9
Internet & Catalog Retail	4.7
Computers & Peripherals	4.4
Biotechnology	4.4
IT Services	3.7
Energy Equipment & Services	3.6
Media	3.5
Insurance	3.3
Healthcare Providers & Services	2.9
Road & Rail	2.7
Specialty Retail	2.6
Textiles, Apparel & Luxury Goods	2.4
Food Products	2.2
Software	1.9
Semiconductors & Semiconductor Equipment	1.8%
Gas Utilities	1.7
Containers & Packaging	1.5
Commercial Banks	1.3
Airlines	1.3
Machinery	1.2
Tobacco	1.2
Automobiles	1.0
Chemicals	0.9
Beverages	0.8
Independent Power Producers & Energy Traders	0.8
Multiline Retail	0.8
Water Utilities	0.4
Healthcare Equipment & Supplies	0.4
Diversified Telecommunication Services	0.4
Life Sciences Tools & Services	0.4
Household Durables	0.3

106.6
Liabilities in excess of other assets	(6.6)

100.0%

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$13,972,179	$—	$—	$13,972,179
	Collateral Amount Pledged/(Received):
	Securities on loan			(13,972,179)

	Net Amount			$—

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2014

Prudential Jennison Conservative Growth Fund

Statement of Assets and Liabilities

as of January 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $13,972,179:
Unaffiliated Investments (cost $181,239,366)	$225,833,003
Affiliated Investments (cost $16,112,313)	16,112,313
Dividends and interest receivable	96,841
Receivable for Fund shares sold	38,496
Prepaid expenses, including affiliated transfer agent of $10,661:	19,995
Tax reclaim receivable	9,015

Total assets	242,109,663

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	14,352,733
Accrued expenses	293,934
Payable for Fund shares reacquired	230,764
Management fee payable	139,280
Distribution fee payable	89,387

Total liabilities	15,106,098

Net Assets	$227,003,565

Net assets were comprised of:
Shares of beneficial interest, at par	$21,474
Paid-in capital in excess of par	187,176,023

187,197,497
Undistributed net investment income	92,945
Accumulated net realized loss on investment and foreign currency transactions	(4,880,514)
Net unrealized appreciation on investments	44,593,637

Net assets, January 31, 2014	$227,003,565

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($166,753,731 ÷ 15,281,501 shares of beneficial interest issued and outstanding)	$10.91
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price to public	$11.54

Class B
Net asset value, offering price and redemption price per share ($5,378,801 ÷ 552,896 shares of beneficial interest issued and outstanding)	$9.73

Class C
Net asset value, offering price and redemption price per share ($54,571,769 ÷ 5,608,763 shares of beneficial interest issued and outstanding)	$9.73

Class X
Net asset value, offering price and redemption price per share ($299,264 ÷ 30,804 shares of beneficial interest issued and outstanding)	$9.72

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	19

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $4,568)	$1,814,434
Affiliated income from securities loaned, net	5,654
Affiliated dividend income	1,690

Total income	1,821,778

Expenses
Management fee	794,401
Distribution fee—Class A (Note 2)	249,613
Distribution fee—Class B (Note 2)	27,470
Distribution fee—Class C (Note 2)	272,344
Distribution fee—Class X (Note 2)	3,002
Transfer agent’s fees and expenses (including affiliated expense of $34,800) (Note 3)	289,000
Registration fees	34,000
Custodian’s fees and expenses	33,000
Shareholders’ reports	24,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Insurance expenses	1,000
Commitment fee	1,000
Miscellaneous	7,584

Total expenses	1,764,414
Less: Distribution fee waiver—Class A (Note 2)	(41,602)

Net expenses	1,722,812

Net investment income	98,966

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain on investment and foreign currency transactions	20,906,855
Net change in unrealized appreciation (depreciation) on investments	(2,250,680)

Net gain on investment transactions	18,656,175

Net Increase In Net Assets Resulting From Operations	$18,755,141

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2014	Year Ended July 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$98,966	$669,622
Net realized gain on investment and foreign currency transactions	20,906,855	24,868,060
Net change in unrealized appreciation (depreciation) on investments	(2,250,680)	19,618,281

Net increase in net assets resulting from operations	18,755,141	45,155,963

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(354,917)	(682,808)

Distributions from net realized gains
Class A	(6,666,448)	—
Class B	(248,875)	—
Class C	(2,438,100)	—
Class X	(21,149)	—

	(9,374,572)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,528,611	10,350,999
Net asset value of shares issued in reinvestment of dividends	9,515,340	663,901
Cost of shares reacquired	(14,905,287)	(29,872,852)

Net increase (decrease) in net assets from Fund share transactions	1,138,664	(18,857,952)

Total increase	10,164,316	25,615,203

Net Assets:
Beginning of period	216,839,249	191,224,046

End of period(a)	$227,003,565	$216,839,249

(a) Includes undistributed net investment income of:	$92,945	$348,896

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation.

1. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and financial derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the

22

close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, credit ratings, yield spreads, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end

24

exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Portfolio to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other a determinable amount, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, no instances occurred where the right to set-off existed and management has not elected to offset.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

26

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets on the first $500 million, ..65% of the average daily net assets on the next $500 million and .60% of the average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the six months ended January 31, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, and Class C shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, and Class X shares, pursuant to plans of distribution (the “Class A, B, C, and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1% and 1% of the average daily net assets of the Class A, B, C and X shares, respectively.

For the six months ended January 31, 2014, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $46,834 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2014 that it received $6, $3,148 and $1,415 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

Prudential Jennison Conservative Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended January 31, 2014, PIM has been compensated approximately $1,700 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

4. Portfolio Securities

Purchases and sales of securities, other than short-term investments and U.S. Government Securities, for the six months ended January 31, 2014, were $211,831,951 and $217,934,727, respectively.

5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2014 were as follows:

Tax Basis	$198,491,876

Appreciation	$46,966,045
Depreciation	$(3,512,605)

Net Unrealized Appreciation	$43,453,440

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

28

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward net capital losses realized on or after January 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $23,997,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended July 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$15,273,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C and Class X shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%.

The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares purchased during the first 12 months. Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. Class X shares are generally closed to new investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Prudential Jennison Conservative Growth Fund	29

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2014:
Shares sold	422,549	$4,626,041
Shares issued in reinvestment of dividends	631,068	6,884,948
Shares reacquired	(1,055,940)	(11,505,983)

Net increase (decrease) in shares outstanding before conversion	(2,323)	5,006
Shares issued upon conversion from Class B and X	107,404	1,164,538

Net increase (decrease) in shares outstanding	105,081	$1,169,544

Year ended July 31, 2013:
Shares sold	852,341	$8,074,288
Shares issued in reinvestment of dividends	78,106	663,901
Shares reacquired	(2,439,605)	(22,447,274)

Net increase (decrease) in shares outstanding before conversion	(1,509,158)	(13,709,085)
Shares issued upon conversion from Class B, L and X	3,006,734	26,112,426

Net increase (decrease) in shares outstanding	1,497,576	$12,403,341

Class B
Six months ended January 31, 2014:
Shares sold	51,511	$496,696
Shares issued in reinvestment of dividends	25,328	246,697
Shares reacquired	(26,085)	(254,386)

Net increase (decrease) in shares outstanding before conversion	50,754	489,007
Shares reacquired upon conversion into Class A	(56,806)	(547,283)

Net increase (decrease) in shares outstanding	(6,052)	$(58,276)

Year ended July 31, 2013:
Shares sold	108,585	$907,825
Shares reacquired	(87,121)	(716,152)

Net increase (decrease) in shares outstanding before conversion	21,464	191,673
Shares reacquired upon conversion into Class A	(151,902)	(1,277,864)

Net increase (decrease) in shares outstanding	(130,438)	$(1,086,191)

30

Class C	Shares	Amount
Six months ended January 31, 2014:
Shares sold	145,156	$1,405,874
Shares issued in reinvestment of dividends	242,572	2,362,651
Shares reacquired	(321,123)	(3,108,809)

Net increase (decrease) in shares outstanding	66,605	$659,716

Year ended July 31, 2013:
Shares sold	158,389	$1,311,357
Shares reacquired	(754,925)	(6,213,048)

Net increase (decrease) in shares outstanding	(596,536)	$(4,901,691)

Class L
Period ended August 24, 2012*
Shares reacquired	(35,967)	$(302,884)

Net increase (decrease) in shares outstanding before conversion	(35,967)	(302,884)
Shares reacquired upon conversion into Class A	(2,765,139)	(23,524,422)

Net increase (decrease) in shares outstanding	(2,801,106)	$(23,827,306)

Class X
Six months ended January 31, 2014:
Shares issued in reinvestment of dividends	2,163	$21,044
Shares reacquired	(3,699)	(36,109)

Net increase (decrease) in shares outstanding before conversion	(1,536)	(15,065)
Shares reacquired upon conversion into Class A	(63,351)	(617,255)

Net increase (decrease) in shares outstanding	(64,887)	$(632,320)

Year ended July 31, 2013:
Shares sold	7,279	$57,529
Shares reacquired	(23,721)	(193,494)

Net increase (decrease) in shares outstanding before conversion	(16,442)	(135,965)
Shares reacquired upon conversion into Class A	(157,083)	(1,310,140)

Net increase (decrease) in shares outstanding	(173,525)	$(1,446,105)

*	As of August 24, 2012 the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to

Prudential Jennison Conservative Growth Fund	31

Notes to Financial Statements

(Unaudited) continued

November 5, 2013, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2014.

32

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013	2012		2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.46		$8.38	$8.02		$6.71	$6.21	$7.11
Income (loss) from investment operations:
Net investment income (loss)	.02		.05	.04		.02	(.01)	- (d)
Net realized and unrealized gain (loss) on investments	.90		2.07	.32		1.29	.48	(.90)
Total from investment operations	.92		2.12	.36		1.31	.47	(.90)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.04)	-	(d)	-	-	-
Distributions from net realized gains	(.45)		-	-		-	-	-
Total dividends and distributions	(.47)		-	-		-	-	-
Capital Contributions(g):	-		-	-		-	.03	-
Net asset value, end of period	$10.91		$10.46	$8.38		$8.02	$6.71	$6.21
Total Return(b):	8.80%		25.45%	4.54%		19.52%	8.05%	(12.66)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$166,754		$158,694	$114,610		$119,583	$108,221	$101,706
Average net assets (000)	$165,056		$143,264	$112,806		$117,113	$111,614	$90,330
Ratios to average net assets(c):
Expenses after waiver	1.32%	(e)	1.35%	1.45%		1.38%	1.40%	1.36%
Expenses before waiver	1.37%	(e)	1.40%	1.50%		1.43%	1.45%	1.41%
Net investment income (loss)	.29%	(e)	.54%	.47%		.33%	(.21)%	(.06)%
Portfolio turnover rate	95%	(f)	148%	208%		266%	135%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

(g) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	33

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.38		$7.53	$7.26	$6.12	$5.71	$6.59
Income (loss) from investment operations:
Net investment loss	(.02)		(.02)	(.02)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investments	.82		1.87	.29	1.17	.44	(.84)
Total from investment operations	.80		1.85	.27	1.14	.38	(.88)
Less Distributions:
Distributions from net realized gains	(.45)		-	-	-	-	-
Capital Contributions(f):	-		-	-	-	.03	-
Net asset value, end of period	$9.73		$9.38	$7.53	$7.26	$6.12	$5.71
Total Return(b):	8.49%		24.57%	3.72%	18.63%	7.18%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,379		$5,244	$5,193	$6,853	$7,823	$8,319
Average net assets (000)	$5,449		$5,169	$5,815	$7,889	$8,532	$8,723
Ratios to average net assets(c):
Expenses	2.07%	(d)	2.11%	2.20%	2.13%	2.15%	2.11%
Net investment loss	(.46)%	(d)	(.19)%	(.28)%	(.42)%	(.96)%	(.82)%
Portfolio turnover rate	95%	(e)	148%	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.38		$7.53	$7.26	$6.12	$5.71	$6.59
Income (loss) from investment operations:
Net investment loss	(.02)		(.02)	(.02)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investments	.82		1.87	.29	1.17	.44	(.84)
Total from investment operations	.80		1.85	.27	1.14	.38	(.88)
Less Distributions:
Distributions from net realized gains	(.45)		-	-	-	-	-
Capital Contributions(f):	-		-	-	-	.03	-
Net asset value, end of period	$9.73		$9.38	$7.53	$7.26	$6.12	$5.71
Total Return(b):	8.49%		24.57%	3.72%	18.63%	7.18%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,572		$52,005	$46,232	$55,417	$54,628	$58,912
Average net assets (000)	$54,026		$48,375	$49,057	$56,582	$60,302	$59,345
Ratios to average net assets(c):
Expenses	2.07%	(d)	2.10%	2.20%	2.13%	2.15%	2.11%
Net investment loss	(.46)%	(d)	(.21)%	(.28)%	(.42)%	(.97)%	(.82)%
Portfolio turnover rate	95%	(e)	148%	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	35

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended July 31,
	2012(d)		2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.27		$7.93	$6.65	$6.18	$7.09
Income (loss) from investment operations:
Net investment income (loss)	-	(e)	.02	.01	(.03)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.24		.32	1.27	.47	(.89)
Total from investment operations	.24		.34	1.28	.44	(.91)
Less Distributions:
Distributions from net realized gains	-		-	-	-	-
Capital Contributions(h):	-		-	-	.03	-
Net asset value, end of period	$8.51		$8.27	$7.93	$6.65	$6.18
Total Return(b):	2.90%		4.29%	19.25%	7.61%	(12.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,532		$23,162	$26,048	$26,461	$29,533
Average net assets (000)	$23,425		$23,450	$27,206	$29,672	$29,817
Ratios to average net assets(c):
Expenses	1.71%	(f)	1.70%	1.63%	1.65%	1.61%
Net investment income (loss)	.29%	(f)	.22%	.08%	(.47)%	(.32)%
Portfolio turnover rate	148%	(g)	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of August 24, 2012, the last conversion of Class L to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(e) Less than $.005 per share.

(f) Annualized.

(g) Calculated as of July 31, 2013.

(h) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

36

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.37		$7.53	$7.25	$6.12	$5.71	$6.59
Income (loss) from investment operations:
Net investment loss	(.02)		(.01)	(.02)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investments	.82		1.85	.30	1.16	.44	(.84)
Total from investment operations	.80		1.84	.28	1.13	.38	(.88)
Less Distributions:
Distributions from net realized gains	(.45)		-	-	-	-	-
Capital Contributions(f):			-	-	-	.03	-
Net asset value, end of period	$9.72		$9.37	$7.53	$7.25	$6.12	$5.71
Total Return(b):	8.39%		24.44%	3.86%	18.46%	7.18%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$299		$897	$2,027	$4,081	$6,395	$12,233
Average net assets (000)	$596		$1,466	$2,858	$5,333	$9,655	$14,957
Ratios to average net assets(c):
Expenses	2.07%	(d)	2.14%	2.20%	2.13%	2.15%	2.11%
Net investment loss	(.37)%	(d)	(.14)%	(.28)%	(.41)%	(.99)%	(.84)%
Portfolio turnover rate	95%	(e)	148%	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) During the fiscal year ended July 31, 2010, the Fund received from an independent administrator, $923,971 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SHARE CLASS	A	B	C	X
NASDAQ	TBDAX	TBDBX	TBDCX	N/A
CUSIP	74440V104	74440V203	74440V302	74440V609

MF503E2    0259069-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SMALL CAP VALUE FUND

SEMIANNUAL REPORT • JANUARY 31, 2014

Fund Type

Small Cap Stock

Objective

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company. Quantitative Management Associates LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. ©2014 Prudential Financial, Inc. and its related entities. Prudential Investments, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 14, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Small Cap Value Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Small Cap Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Small Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.61%	21.74%	141.67%	113.33%	—
Class B	4.29	20.90	133.25	98.58	—
Class C	4.30	20.92	133.44	98.48	—
Class R	4.58	21.58	N/A	N/A	35.10% (4/8/11)
Class X	4.64	21.83	142.08	N/A	62.01 (8/22/05)
Class Z	4.78	22.10	N/A	N/A	36.23 (4/8/11)
Russell 2000® Value Index	6.22	22.04	152.67	112.17	—
Russell 2000® Index	8.88	27.03	173.16	122.07	—
Lipper Small-Cap Value Funds Avg.	7.05	23.67	177.19	126.50	—

Average Annual Total Returns (With Sales Charges) as of 12/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		27.34%	15.68%	7.88%	—
Class B		28.85	16.10	7.72	—
Class C		32.77	16.20	7.72	—
Class R		34.48	N/A	N/A	13.48% (4/8/11)
Class X		28.81	16.80	N/A	6.52 (8/22/05)
Class Z		35.16	N/A	N/A	13.83 (4/8/11)
Russell 2000 Value Index		34.52	17.64	8.61	—
Russell 2000 Index		38.82	20.08	9.07	—
Lipper Small-Cap Value Funds Avg.		36.59	20.47	9.24	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class R	Class X	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	6% (Year 1) 5% (Year 2) 4% (Years 3/4) 3% (Year 5) 2% (Years 6/7) 1% (Year 8) 0% (Year 9)	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	1%	None

Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other Prudential Investments funds.

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth. Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/14 are 72.34% for Class X and 35.34% for Class R and Class Z. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 12/31/13 are 7.26% for Class X and 13.24% for Class R and Class Z.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed. Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/14 are 90.01% for Class X and 39.42% for Class R and Class Z. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 12/31/13 are 8.37% for Class X and 14.00% for Class R and Class Z.

Prudential Small Cap Value Fund	3

Your Fund’s Performance (continued)

Lipper Small-Cap Value Funds Average

The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/14 are 81.26% for Class X and 34.79% for Class R and Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/13 are 7.82% for Class X and 13.03% for Class R and Class Z.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/14
Southwest Gas Corp., Gas Utilities	1.1%
SunCoke Energy, Inc., Metals & Mining	1.1
Helen of Troy Ltd., Household Durables	1.1
Andersons, Inc. (The), Food & Staples Retailing	1.1
PNM Resources, Inc., Electric Utilities	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/14
Commercial Banks	17.4%
Real Estate Investment Trusts	7.2
Oil, Gas & Consumable Fuels	6.0
Healthcare Providers & Services	5.7
Insurance	5.3

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2013, at the beginning of the period, and held through the six-month period ended January 31, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Small Cap Value Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small Cap Value Fund		Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Annualized Expense Ratio Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,046.10	1.24%	$6.40
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

Class B	Actual	$1,000.00	$1,042.90	1.94%	$9.99
	Hypothetical	$1,000.00	$1,015.43	1.94%	$9.86

Class C	Actual	$1,000.00	$1,043.00	1.94%	$9.99
	Hypothetical	$1,000.00	$1,015.43	1.94%	$9.86

Class R	Actual	$1,000.00	$1,045.80	1.44%	$7.43
	Hypothetical	$1,000.00	$1,017.95	1.44%	$7.32

Class X	Actual	$1,000.00	$1,046.40	1.19%	$6.14
	Hypothetical	$1,000.00	$1,019.21	1.19%	$6.06

Class Z	Actual	$1,000.00	$1,047.80	0.94%	$4.85
	Hypothetical	$1,000.00	$1,020.47	0.94%	$4.79

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2014, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the period ended January 31, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.28%	1.24%
B	1.98	1.94
C	1.98	1.94
R	1.73	1.44
New X (X)	1.99	1.19
Z	0.98	0.94

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 98.9%

Aerospace & Defense 1.0%
52,500	AAR Corp.	$1,399,125
20,600	Ducommun, Inc.*	587,100

		1,986,225

Air Freight & Logistics 0.7%
81,100	Air Transport Services Group, Inc.*	510,119
19,800	Park-Ohio Holdings Corp.*	946,440

		1,456,559

Airlines 1.8%
19,600	Alaska Air Group, Inc.	1,549,772
138,100	Republic Airways Holdings, Inc.*	1,354,761
62,400	SkyWest, Inc.	811,824

		3,716,357

Auto Components 1.8%
25,800	Shiloh Industries, Inc.*	389,064
27,400	Tenneco, Inc.*	1,557,416
74,400	Tower International, Inc.*	1,653,912

		3,600,392

Beverages 0.1%
4,300	Coca-Cola Bottling Co. Consolidated	293,604

Building Products 0.4%
1,900	Insteel Industries, Inc.	35,397
23,500	Patrick Industries, Inc.*	846,000

		881,397

Capital Markets 1.2%
34,300	Calamos Asset Management, Inc. (Class A Stock)	393,421
52,600	FBR & Co.*	1,276,076
25,200	JMP Group, Inc.	187,488
7,600	Manning & Napier, Inc.	127,300
10,300	Piper Jaffray Cos.*	404,584

		2,388,869

See Notes to Financial Statements.

Prudential Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Chemicals 0.1%
2,500	Arabian American Development Co.*	$28,500
3,200	Schulman, (A.), Inc.	108,704

		137,204

Commercial Banks 17.4%
21,400	1st Source Corp.	630,658
9,300	Access National Corp.	152,706
1,100	Ames National Corp.	23,386
13,900	BancFirst Corp.	751,017
39,100	Banco Latinoamericano de Comercio Exterior SA (Class E Stock) (Supranational Bank)	993,140
14,800	Bank of Kentucky Financial Corp.	531,764
700	Bar Harbor Bankshares	26,663
71,700	BBCN Bancorp, Inc.	1,079,085
2,400	Bridge Bancorp, Inc.	59,040
4,200	Bryn Mawr Bank Corp.	117,054
29,000	Center Bancorp, Inc.(a)	514,750
46,700	Central Pacific Financial Corp.	856,945
1,200	Century Bancorp, Inc. (Class A Stock)	40,692
34,500	Chemical Financial Corp.	996,360
17,700	Citizens & Northern Corp.	346,566
18,600	CoBiz Financial, Inc.	196,416
21,600	Community Trust Bancorp, Inc.	875,232
46,300	Customers Bancorp, Inc.*	938,964
35,520	Eagle Bancorp, Inc.*	1,181,040
21,900	Enterprise Financial Services Corp.	407,778
8,900	Fidelity Southern Corp.	125,319
31,000	Financial Institutions, Inc.	647,280
21,200	First Community Bancshares, Inc.	343,228
46,400	First Financial Bancorp	769,312
9,200	First Financial Corp.	295,964
56,700	First Interstate Bancsystem, Inc.	1,454,922
34,800	First Merchants Corp.	733,932
31,300	First Midwest Bancorp, Inc.	499,861
10,500	First NBC Bank Holding Co.*	342,300
5,400	First of Long Island Corp. (The)	213,678
3,100	German American Bancorp, Inc.	83,576
28,400	Great Southern Bancorp, Inc.	785,260
52,200	Hanmi Financial Corp.	1,125,954
12,500	Heartland Financial USA, Inc.	314,875

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
7,900	Horizon Bancorp	$175,854
63,340	International Bancshares Corp.	1,482,789
18,400	Lakeland Bancorp, Inc.	207,368
24,500	Lakeland Financial Corp.	897,435
36,300	MainSource Financial Group, Inc.	592,053
4,900	Mercantile Bank Corp.	98,049
5,200	Merchants Bancshares, Inc.	154,960
5,800	MidWestOne Financial Group, Inc.	142,564
39,000	National Penn Bancshares, Inc.	404,820
48,400	NBT Bancorp, Inc.	1,163,536
3,400	Northrim BanCorp, Inc.	81,668
12,900	Old National Bancorp	180,600
10,500	Pacific Continental Corp.	148,050
10,700	Peoples Bancorp, Inc.	241,285
17,400	Preferred Bank*	374,622
20,200	Republic Bancorp, Inc. (Class A Stock)	466,418
19,400	S&T Bancorp, Inc.	453,766
19,400	S.Y. Bancorp, Inc.	574,046
37,700	Sandy Spring Bancorp, Inc.	941,369
1,200	Simmons First National Corp. (Class A Stock)	41,436
6,611	Southside Bancshares, Inc.	176,183
35,900	Susquehanna Bancshares, Inc.	388,797
19,700	Tompkins Financial Corp.	923,930
23,600	Trico Bancshares	584,336
14,600	Trustmark Corp.	346,896
12,300	Univest Corp. of Pennsylvania	230,994
18,900	Washington Trust Bancorp, Inc.	622,566
60,100	Webster Financial Corp.	1,823,434
56,300	WesBanco, Inc.	1,607,928
13,500	West Bancorporation, Inc.	199,665
79,700	Wilshire Bancorp, Inc.	793,812

		34,975,946

Commercial Services & Supplies 2.9%
41,000	Brink’s Co. (The)	1,297,240
40,100	Deluxe Corp.	1,946,855
9,300	Multi-Color Corp.	334,428
48,700	Performant Financial Corp.*	415,411
22,900	Steelcase, Inc. (Class A Stock)	338,233
6,600	UniFirst Corp.	698,280

See Notes to Financial Statements.

Prudential Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
32,600	West Corp.	$753,712

		5,784,159

Communications Equipment 0.2%
12,000	Black Box Corp.	328,920

Computers & Peripherals 0.4%
64,900	QLogic Corp.*	750,893

Construction & Engineering 0.7%
6,700	Argan, Inc.	190,347
1,600	Northwest Pipe Co.*	56,128
114,200	Pike Corp.*	1,203,668

		1,450,143

Consumer Finance 2.2%
12,900	Credit Acceptance Corp.*	1,795,422
13,050	DFC Global Corp.*	98,136
50,700	Nelnet, Inc. (Class A Stock)	1,888,575
2,500	Portfolio Recovery Associates, Inc.*	125,550
13,700	Regional Management Corp.*	455,251

		4,362,934

Containers & Packaging 0.3%
14,900	AEP Industries, Inc.*	656,196

Diversified Consumer Services 0.7%
41,478	Bridgepoint Education, Inc.*(a)	720,888
14,500	Steiner Leisure Ltd.*	710,645

		1,431,533

Diversified Telecommunication Services 1.0%
20,700	Atlantic Tele-Network, Inc.	1,205,775
9,600	Consolidated Communications Holdings, Inc.	187,968
51,900	Premiere Global Services, Inc.*	565,710

		1,959,453

Electric Utilities 3.7%
49,500	El Paso Electric Co.	1,803,285
39,600	IDACORP, Inc.	2,088,108
22,200	Otter Tail Corp.	618,048

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
86,200	PNM Resources, Inc.	$2,124,830
24,400	Unitil Corp.	742,736

		7,377,007

Electrical Equipment 0.6%
15,400	EnerSys, Inc.	1,048,124
1,800	Preformed Line Products Co.	121,464

		1,169,588

Electronic Equipment, Instruments & Components 4.6%
81,200	Benchmark Electronics, Inc.*	1,845,676
3,900	Electro Rent Corp.	65,598
92,100	Fabrinet (Cayman Islands)*	1,701,087
37,300	Insight Enterprises, Inc.*	787,030
34,900	PC Connection, Inc.	714,054
50,600	Plexus Corp.*	1,978,460
23,200	Sanmina Corp.*	387,904
49,400	ScanSource, Inc.*	1,854,476

		9,334,285

Energy Equipment & Services 2.0%
22,300	Bristow Group, Inc.	1,600,917
33,700	C&J Energy Services, Inc.*(a)	787,906
19,900	Dawson Geophysical Co.*	644,163
36,800	Matrix Service Co.*	967,104
3,885	TGC Industries, Inc.*	25,291

		4,025,381

Food & Staples Retailing 1.7%
25,800	Andersons, Inc. (The)	2,134,692
56,980	Spartan Stores, Inc.	1,287,178

		3,421,870

Food Products 1.0%
7,500	John B. Sanfilippo & Son, Inc.	173,625
16,000	Omega Protein Corp.*	162,080
70,200	Pilgrim’s Pride Corp.*	1,174,446
200	Seaboard Corp.*	510,000
3,000	Seneca Foods Corp. (Class A Stock)*	87,210

		2,107,361

See Notes to Financial Statements.

Prudential Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Gas Utilities 1.5%
14,100	Chesapeake Utilities Corp.	$829,785
42,200	Southwest Gas Corp.	2,267,406

		3,097,191

Health Care Equipment & Supplies
5,000	Symmetry Medical, Inc.*	48,600

Health Care Providers & Services 5.7%
40,200	AmSurg Corp.*	1,678,350
55,800	Gentiva Health Services, Inc.*	633,888
56,400	HealthSouth Corp.	1,755,168
23,900	Kindred Healthcare, Inc.	452,666
18,000	LHC Group, Inc.*	412,920
32,600	Magellan Health Services, Inc.*	1,950,458
17,500	National Healthcare Corp.	910,000
53,100	PharMerica Corp.*	1,292,454
13,900	Providence Service Corp. (The)*	366,821
75,000	Select Medical Holdings Corp.	810,000
59,700	Skilled Healthcare Group, Inc. (Class A Stock)*	272,829
14,500	WellCare Health Plans, Inc.*	944,095

		11,479,649

Hotels, Restaurants & Leisure 2.3%
18,800	CEC Entertainment, Inc.	1,014,448
35,400	Jack in the Box, Inc.*	1,790,178
48,600	Marcus Corp. (The)	634,716
14,300	Marriott Vacations Worldwide Corp.*	684,684
9,400	Monarch Casino & Resort, Inc.*	181,138
18,000	Speedway Motorsports, Inc.	344,880

		4,650,044

Household Durables 2.2%
20,200	CSS Industries, Inc.	541,360
40,500	Helen of Troy Ltd.*	2,229,120
27,900	NACCO Industries, Inc. (Class A Stock)	1,647,216

		4,417,696

Insurance 5.3%
1,300	American Equity Investment Life Holding Co.	28,535
18,000	Argo Group International Holdings Ltd.	809,820

See Notes to Financial Statements.

14

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
19,100	Crawford & Co. (Class B Stock)	$154,519
7,000	EMC Insurance Group, Inc.	192,360
7,300	Employers Holdings, Inc.	179,361
38,500	FBL Financial Group, Inc. (Class A Stock)	1,487,255
2,300	Greenlight Capital Re Ltd. (Class A Stock)*	73,899
7,400	HCC Insurance Holdings, Inc.	317,534
1,500	HCI Group, Inc.	63,795
4,400	Independence Holding Co.	56,452
1,200	Investors Title Co.	96,144
2,900	National Western Life Insurance Co. (Class A Stock)	632,635
26,200	Navigators Group, Inc. (The)*	1,562,306
32,200	Platinum Underwriters Holdings Ltd.	1,830,248
23,500	ProAssurance Corp.	1,091,810
3,200	State Auto Financial Corp.	61,376
101,600	Symetra Financial Corp.	1,945,640

		10,583,689

IT Services 0.6%
21,900	Hackett Group, Inc. (The)	129,210
10,400	Higher One Holdings, Inc.*	80,704
3,300	iGATE Corp.*	111,375
43,900	Moneygram International, Inc.*	812,150

		1,133,439

Leisure Equipment & Products 0.2%
13,700	Johnson Outdoors, Inc. (Class A Stock)	325,649

Machinery 2.7%
6,800	American Railcar Industries, Inc.(a)	332,656
9,100	Ampco-Pittsburgh Corp.	162,071
27,600	Columbus McKinnon Corp.*	682,272
1,700	Dynamic Materials Corp.	37,111
48,600	Greenbrier Cos., Inc. (The)*	1,783,134
19,000	Hyster-Yale Materials Handling, Inc.	1,629,440
10,400	Kadant, Inc.	373,464
8,400	Lydall, Inc.*	148,428
11,300	NN, Inc.	199,897
500	Standex International Corp.	28,440

		5,376,913

See Notes to Financial Statements.

Prudential Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Marine 0.2%
11,600	International Shipholding Corp.	$310,764

Media 0.9%
28,200	Entercom Communications Corp. (Class A Stock)*(a)	265,926
8,700	Gray Television, Inc.*	99,006
111,600	Harte-Hanks, Inc.	764,460
78,000	Journal Communications, Inc. (Class A Stock)*	621,660
2,300	Saga Communications, Inc. (Class A Stock)	113,482

		1,864,534

Metals & Mining 1.5%
10,800	Handy & Harman Ltd.*	210,816
101,300	SunCoke Energy, Inc.*	2,246,834
12,300	Worthington Industries, Inc.	498,642

		2,956,292

Multi-Utilities 0.6%
44,700	Avista Corp.	1,288,701

Oil, Gas & Consumable Fuels 6.0%
18,600	Adams Resources & Energy, Inc.	1,237,272
78,900	Alon USA Energy, Inc.(a)	1,239,519
56,500	Cloud Peak Energy, Inc.*	1,058,245
15,600	Contango Oil & Gas Co.*	654,576
22,000	CVR Energy, Inc.	815,980
46,200	Delek US Holdings, Inc.	1,399,860
21,800	Energy XXI Bermuda Ltd.	500,310
23,000	EPL Oil & Gas, Inc.*	618,010
6,300	Hallador Energy Co.	48,258
36,700	Renewable Energy Group, Inc.*	367,367
900	REX American Resources Corp.*	36,864
52,000	Stone Energy Corp.*	1,609,400
8,100	Swift Energy Co.*	100,278
58,400	W&T Offshore, Inc.	836,288
143,300	Warren Resources, Inc.*	482,921
27,200	Western Refining, Inc.	1,063,792

		12,068,940

Paper & Forest Products 1.9%
19,500	Clearwater Paper Corp.*	1,110,525
23,500	Louisiana-Pacific Corp.*(a)	411,955

See Notes to Financial Statements.

16

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Paper & Forest Products (cont’d.)
41,800	Neenah Paper, Inc.	$1,815,792
11,000	Schweitzer-Mauduit International, Inc.	507,430

		3,845,702

Personal Products 0.2%
26,300	Nature’s Sunshine Products, Inc.	427,901

Professional Services 2.1%
24,300	FTI Consulting, Inc.*	900,801
3,000	Huron Consulting Group, Inc.*	198,720
24,500	ICF International, Inc.*	824,670
96,100	Navigant Consulting, Inc.*	1,688,477
14,800	VSE Corp.	652,828

		4,265,496

Real Estate Investment Trusts (REITs) 7.2%
8,400	Agree Realty Corp.	240,156
145,400	Anworth Mortgage Asset Corp.	681,926
49,500	Capstead Mortgage Corp.	624,690
300,300	Cedar Realty Trust, Inc.	1,894,893
26,200	DuPont Fabros Technology, Inc.(a)	680,938
52,600	Geo Group, Inc. (The)	1,761,048
152,000	Inland Real Estate Corp.	1,602,080
64,200	Invesco Mortgage Capital, Inc.	1,008,582
88,600	Investors Real Estate Trust	769,934
18,200	Medical Properties Trust, Inc.	241,514
85,200	MFA Financial, Inc.	621,108
17,700	Monmouth Real Estate Investment Corp.	163,548
16,400	One Liberty Properties, Inc.	342,104
46,200	PennyMac Mortgage Investment Trust(a)	1,088,010
4,800	Sabra Healthcare REIT, Inc.	138,864
34,500	Select Income REIT	952,200
143,600	Winthrop Realty Trust	1,648,528

		14,460,123

Road & Rail 1.3%
6,600	AMERCO	1,470,018
41,600	Marten Transport Ltd.	793,312
15,400	Swift Transportation Co.*(a)	335,720

		2,599,050

See Notes to Financial Statements.

Prudential Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 0.7%
59,900	Amkor Technology, Inc.*	$317,470
43,700	Cirrus Logic, Inc.*(a)	765,187
2,700	First Solar, Inc.*(a)	136,566
14,300	OmniVision Technologies, Inc.*	220,077

		1,439,300

Software 0.5%
50,000	AVG Technologies NV*(a)	829,500
36,200	TeleNav, Inc.*	235,300

		1,064,800

Specialty Retail 2.7%
34,000	ANN, Inc.*	1,099,560
64,800	Brown Shoe Co., Inc.	1,534,464
14,700	Cato Corp. (The) (Class A Stock)	411,012
3,000	Destination Maternity Corp.	80,490
79,800	Express, Inc.*	1,382,136
14,100	Kirkland’s, Inc.*	265,503
13,400	Penske Automotive Group, Inc.	574,994

		5,348,159

Textiles, Apparel & Luxury Goods 0.2%
22,200	Culp, Inc.	448,662

Thrifts & Mortgage Finance 3.6%
56,900	Dime Community Bancshares, Inc.	929,746
3,300	ESSA Bancorp, Inc.	37,224
2,300	Federal Agricultural Mortgage Corp. (Class C Stock)	70,472
11,000	First Defiance Financial Corp.	282,920
78,800	Home Loan Servicing Solutions Ltd.	1,616,976
8,700	Meta Financial Group, Inc.	351,915
40,700	OceanFirst Financial Corp.	722,832
3,700	Provident Financial Holdings, Inc.	55,685
70,400	Provident Financial Services, Inc.	1,219,328
15,800	Territorial Bancorp, Inc.	357,870
38,900	TrustCo Bank Corp.	254,017
20,300	Washington Federal, Inc.	444,164
13,700	WSFS Financial Corp.	983,660

		7,326,809

See Notes to Financial Statements.

18

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors 0.9%
98,000	Aircastle Ltd.	$1,851,220

Water Utilities 0.6%
53,300	California Water Service Group	1,241,357

Wireless Telecommunication Services 0.8%
109,800	USA Mobility, Inc.	1,565,748

	TOTAL COMMON STOCKS (cost $170,460,722)	199,082,704

EXCHANGE TRADED FUND 0.6%
12,200	iShares Russell 2000 Value Index Fund (cost $1,060,478)(a)	1,166,808

	TOTAL LONG-TERM INVESTMENTS (cost $171,521,200)	200,249,512

SHORT-TERM INVESTMENT 4.9%

AFFILIATED MONEY MARKET MUTUAL FUND
9,756,078	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $9,756,078; includes $8,507,990 of cash collateral for securities on loan)(b)(c)	9,756,078

	TOTAL INVESTMENTS 104.4% (cost $181,277,278; Note 5)	210,005,590
	Liabilities in excess of other assets (4.4)%	(8,784,503)

	NET ASSETS 100%	$201,221,087

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,305,379; cash collateral of $8,507,990 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,986,225	$—	$—
Air Freight & Logistics	1,456,559	—	—
Airlines	3,716,357	—	—
Auto Components	3,600,392	—	—
Beverages	293,604	—	—
Building Products	881,397	—	—
Capital Markets	2,388,869	—	—
Chemicals	137,204	—	—
Commercial Banks	34,975,946	—	—
Commercial Services & Supplies	5,784,159	—	—
Communications Equipment	328,920	—	—
Computers & Peripherals	750,893	—	—
Construction & Engineering	1,450,143	—	—
Consumer Finance	4,362,934	—	—
Containers & Packaging	656,196	—	—
Diversified Consumer Services	1,431,533	—	—
Diversified Telecommunication Services	1,959,453	—	—
Electric Utilities	7,377,007	—	—
Electrical Equipment	1,169,588	—	—
Electronic Equipment, Instruments & Components	9,334,285	—	—
Energy Equipment & Services	4,025,381	—	—
Food & Staples Retailing	3,421,870	—	—
Food Products	2,107,361	—	—
Gas Utilities	3,097,191	—	—
Health Care Equipment & Supplies	48,600	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Common Stocks (continued)
Health Care Providers & Services	$11,479,649	$—	$—
Hotels, Restaurants & Leisure	4,650,044	—	—
Household Durables	4,417,696	—	—
Insurance	10,583,689	—	—
IT Services	1,133,439	—	—
Leisure Equipment & Products	325,649	—	—
Machinery	5,376,913	—	—
Marine	310,764	—	—
Media	1,864,534	—	—
Metals & Mining	2,956,292	—	—
Multi-Utilities	1,288,701	—	—
Oil, Gas & Consumable Fuels	12,068,940	—	—
Paper & Forest Products	3,845,702	—	—
Personal Products	427,901	—	—
Professional Services	4,265,496	—	—
Real Estate Investment Trusts (REITs)	14,460,123	—	—
Road & Rail	2,599,050	—	—
Semiconductors & Semiconductor Equipment	1,439,300	—	—
Software	1,064,800	—	—
Specialty Retail	5,348,159	—	—
Textiles, Apparel & Luxury Goods	448,662	—	—
Thrifts & Mortgage Finance	7,326,809	—	—
Trading Companies & Distributors	1,851,220	—	—
Water Utilities	1,241,357	—	—
Wireless Telecommunication Services	1,565,748	—	—
Exchange Traded Fund	1,166,808	—	—
Affiliated Money Market Mutual Fund	9,756,078	—	—

Total	$210,005,590	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 were as follows:

Commercial Banks	17.4%
Real Estate Investment Trusts (REITs)	7.2
Oil, Gas & Consumable Fuels	6.0
Health Care Providers & Services	5.7
Insurance	5.3
Affiliated Money Market Mutual Fund (4.2% represents investments purchased with collateral from securities on loan)	4.9
Electronic Equipment, Instruments & Components	4.6
Electric Utilities	3.7%
Thrifts & Mortgage Finance	3.6
Commercial Services & Supplies	2.9
Machinery	2.7
Specialty Retail	2.7
Hotels, Restaurants & Leisure	2.3
Household Durables	2.2
Consumer Finance	2.2
Professional Services	2.1
Energy Equipment & Services	2.0

See Notes to Financial Statements.

Prudential Small Cap Value Fund	21

Portfolio of Investments

as of January 31, 2014 (Unaudited) continued

Industry (cont’d.)
Paper & Forest Products	1.9%
Airlines	1.8
Auto Components	1.8
Food & Staples Retailing	1.7
Gas Utilities	1.5
Metals & Mining	1.5
Road & Rail	1.3
Capital Markets	1.2
Food Products	1.0
Aerospace & Defense	1.0
Diversified Telecommunication Services	1.0
Media	0.9
Trading Companies & Distributors	0.9
Wireless Telecommunication Services	0.8
Air Freight & Logistics	0.7
Construction & Engineering	0.7
Semiconductors & Semiconductor Equipment	0.7
Diversified Consumer Services	0.7
Multi-Utilities	0.6%
Water Utilities	0.6
Electrical Equipment	0.6
Exchange Traded Fund	0.6
IT Services	0.6
Software	0.5
Building Products	0.4
Computers & Peripherals	0.4
Containers & Packaging	0.3
Textiles, Apparel & Luxury Goods	0.2
Personal Products	0.2
Communications Equipment	0.2
Leisure Equipment & Products	0.2
Marine	0.2
Beverages	0.1
Chemicals	0.1

104.4
Liabilities in excess of other assets	(4.4)

100.0%

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$8,305,379	$—	$—	$8,305,379
Collateral Amounts Pledged/(Received):
Securities on loan				(8,305,379)

Net Amount				$—

See Notes to Financial Statements.

22

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2014

Prudential Small Cap Value Fund

Statement of Assets and Liabilities

as of January 31, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $8,305,379:
Unaffiliated investments (cost $171,521,200)	$200,249,512
Affiliated investments (cost $9,756,078)	9,756,078
Receivable for Fund shares sold	164,903
Dividends and interest receivable	149,313
Prepaid expenses	1,261

Total assets	210,321,067

Liabilities
Payable to broker for collateral for securities on loan	8,507,990
Payable for Fund shares reacquired	294,502
Management fee payable	111,557
Accrued expenses and other liabilities	91,062
Distribution fee payable	73,238
Affiliated transfer agent fee payable	20,483
Deferred trustees’ fees	1,148

Total liabilities	9,099,980

Net Assets	$201,221,087

Net assets were comprised of:
Shares of beneficial interest, at par	$11,476
Paid-in capital, in excess of par	167,415,203

167,426,679
Accumulated net investment loss	(1,078,626)
Accumulated net realized gain on investment transactions	6,144,722
Net unrealized appreciation on investments	28,728,312

Net assets, January 31, 2014	$201,221,087

See Notes to Financial Statements.

24

Class A:
Net assets value and redemption price per share ($136,263,527 ÷ 7,577,672 shares of common stock issued and outstanding)	$17.98
Maximum sales charge (5.50% of offering price)	1.05

Maximum offering price to public	$19.03

Class B:
Net assets value and redemption price per share ($5,730,407 ÷ 357,039 shares of common stock issued and outstanding)	$16.05

Class C:
Net assets value and redemption price per share ($36,439,381 ÷ 2,272,194 shares of common stock issued and outstanding)	$16.04

Class R:
Net assets value and redemption price per share ($425,285 ÷ 23,657 shares of common stock issued and outstanding)	$17.98

Class X:
Net assets value and redemption price per share ($106,756 ÷ 6,525 shares of common stock issued and outstanding)	$16.36

Class Z:
Net assets value and redemption price per share ($22,255,731 ÷ 1,239,096 shares of common stock issued and outstanding)	$17.96

See Notes to Financial Statements.

Prudential Small Cap Value Fund	25

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Net Income
Income
Unaffiliated dividend income	$2,142,988
Affiliated income from securities lending, net	18,059
Affiliated dividend income	947

2,161,994

Expenses
Management fee	712,035
Distribution fee—Class A	206,445
Distribution fee—Class B	29,715
Distribution fee—Class C	185,957
Distribution fee—Class R	701
Distribution fee—Class X	286
Transfer agent’s fees and expenses (including affiliated expense of $31,000)	189,000
Custodian’s fees and expenses	45,000
Registration fees	43,000
Reports to shareholders	23,000
Audit fee	15,000
Legal fee	11,000
Trustees’ fees	6,000
Insurance expense	1,000
Loan interest expense (Note 7)	9
Miscellaneous	1,389

Total expenses	1,469,537
Less: advisory fee waivers and expense reimbursements (Note 2)	(92,495)
distribution fee waivers—Class R (Note 2)	(234)

Net expenses	1,376,808

Net investment income	785,186

Net Realized And Unrealized Gain (loss) On Investments
Net realized gain on investment transactions	17,299,870
Net change in unrealized appreciation (depreciation) on investments	(9,129,133)

Net gain on investments	8,170,737

Net Increase In Net Assets Resulting From Operations	$8,955,923

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2014	Year Ended July 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$785,186	$3,422,556
Net realized gain on investment transactions	17,299,870	17,978,952
Net change in unrealized appreciation (depreciation) on investments	(9,129,133)	28,048,847

Net increase in net assets resulting from operations	8,955,923	49,450,355

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(2,197,814)	(2,359,491)
Class B	(67,744)	(112,299)
Class C	(438,252)	(566,766)
Class R	(5,218)	(471)
Class X	(2,896)	(13,803)
Class Z	(419,627)	(422,657)

	(3,131,551)	(3,475,487)

Distributions from net realized gains:
Class A	(4,631,732)	—
Class B	(215,938)	—
Class C	(1,396,955)	—
Class R	(12,619)	—
Class X	(5,846)	—
Class Z	(754,924)	—

	(7,018,014)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	13,628,172	20,480,983
Net asset value of shares issued in reinvestment of dividends and distributions	9,502,938	3,239,358
Cost of shares reacquired	(18,747,279)	(36,486,814)

Net increase (decrease) in net assets resulting from Fund share transactions	4,383,831	(12,766,473)

Total increase	3,190,189	33,208,395

Net Assets
Beginning of period	198,030,898	164,822,503

End of period(a)	$201,221,087	$198,030,898

(a) Includes undistributed net income of:	$—	$1,267,739

See Notes to Financial Statements.

Prudential Small Cap Value Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Small-Cap Value Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is above average capital appreciation.

1. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Fund in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

28

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Fund securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

Prudential Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current exchange rates. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities as a result of changes in exchange rates.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable

30

amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual. The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance

Prudential Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services, PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets. The effective management fee rate was .70% for the six months ended January 31, 2014.

PI has contractually agreed to waive up to 0.15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed 0.94% of the Fund’s average daily net assets.

32

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class X and Class Z shares of the Fund. The Fund also has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), pursuant to which PAD, along with PIMS serves as co-distributor of the Fund’s Class L and Class X shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred by PIMS. The Fund compensates PIMS and PAD for distributing and servicing the Fund’s Class L and Class X shares (the “Class L and X Plans”). The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to Class A, B, C, L, R and X Plans, the Fund compensates PIMS and PAD for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.50%, 0.75% and 1% of the average daily net assets of the Class A, B, C, L, R and X shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average net assets of Class R shares. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution of capital.

PIMS has advised the Fund that it received $35,165 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2014 that it received $2, $2,675 and $595 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

Prudential Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended January 31, 2014, PIM has been compensated approximately $5,400 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

4. Portfolio Securities

Purchases and sales of securities, other than short-term investments, for the six months ended January 31, 2014, were $98,316,103 and $102,863,525, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2014 were as follows:

Tax Basis	$182,277,031

Appreciation	32,376,684
Depreciation	(4,648,125)

Net Unrealized Appreciation	$27,728,559

The book basis may differ from tax basis due to certain tax related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended July 31, 2012 and July 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before July 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund

34

utilized approximately $17,705,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended July 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$4,044,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class R, Class X and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $ 1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A DCSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are sold with a CDSC which declines from 6 % to zero depending on the period of time the shares are held. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are closed to most new initial purchases (with the exception of reinvested dividends). Class X shares are only available through exchange from the same class of shares of certain other Prudential Investments Mutual Funds. As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other shares of the Fund as presented in the table of transactions in

Prudential Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

shares of beneficial interest. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At January 31, 2014, 260 shares of Class R were owned by the Manager and its affiliates.

Transactions in shares of beneficial interest during the six months ended January 31, 2014 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class C, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	525,936	346,256	(757,550)	47,181	161,823
Class B	39,802	15,877	(29,768)	(37,864)	(11,953)
Class C	81,541	96,897	(168,871)	(1,578)	7,989
Class R	21,770	955	(538)	—	22,187
Class X	—	511	(703)	(13,050)	(13,242)
Class Z	85,274	60,767	(85,999)	—	60,042

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class C, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$9,666,480	$6,464,606	$(13,876,681)	$864,326	$3,118,731
Class B	654,250	264,827	(485,159)	(617,763)	(183,845)
Class C	1,351,167	1,614,306	(2,767,848)	(26,782)	170,843
Class R	409,862	17,837	(10,063)	—	417,636
Class X	—	8,672	(12,030)	(219,781)	(223,139)
Class Z	1,546,413	1,132,690	(1,595,498)	—	1,083,605

36

Transactions in shares of beneficial interest during the year ended July 31, 2013 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class L, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	850,841	159,687	(1,432,596)	618,872	196,804
Class B	50,331	8,345	(76,303)	(168,571)	(186,198)
Class C	120,233	39,077	(416,212)	—	(256,902)
Class L	176	—	(8,297)	(436,863)	(444,984)
Class R	375	34	(423)	—	(14)
Class X	110	1,064	(3,332)	(36,517)	(38,675)
Class Z	259,194	29,096	(491,921)	—	(203,631)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class L, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$14,052,207	$2,224,610	$(22,041,760)	$8,973,421	$3,208,478
Class B	723,152	104,929	(1,044,966)	(2,331,983)	(2,548,868)
Class C	1,727,574	491,546	(5,733,095)	—	(3,513,975)
Class L	2,445	—	(117,241)	(6,129,098)	(6,243,894)
Class R	5,747	471	(7,051)	—	(833)
Class X	1,433	13,556	(44,332)	(512,340)	(541,683)
Class Z	3,968,425	404,246	(7,498,369)	—	(3,125,698)

7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an

Prudential Small Cap Value Fund	37

Notes to Financial Statements

(Unaudited) continued

annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did utilize the SCA during the six months ended January 31, 2014. The Fund had an outstanding balance of $228,000 for one day at an interest rate of 1.43%. At January 31, 2014, the Fund did not have an outstanding loan amount.

38

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.05		$13.90	$13.85	$11.53	$9.64	$12.31
Income (loss) from investment operations:
Net investment income	.08		.33	.19	.04	.02	.09
Net realized and unrealized gain (loss) on investments	.79		4.14	(.05)	2.28	1.90	(2.58)
Total from investment operations	.87		4.47	.14	2.32	1.92	(2.49)
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.32)	(.09)	-	(.03)	(.17)
Distributions from net realized gains on investments	(.64)		-	-	-	-	(.01)
Total dividends and distributions	(.94)		(.32)	(.09)	-	(.03)	(.18)
Net asset value, end of period	$17.98		$18.05	$13.90	$13.85	$11.53	$9.64
Total Return(a)	4.61%		32.86%	1.11%	20.12%	20.00%	(20.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$136,264		$133,854	$100,319	$111,163	$57,017	$51,783
Average net assets (000)	$136,508		$113,107	$102,153	$77,514	$56,445	$49,480
Ratios to average net assets(c):
Expense after waivers and expense reimbursement(d)	1.24%	(e)	1.24%	1.31%	1.63%	1.60%	1.65%
Expense before waivers and expense reimbursement(d)	1.28%	(e)	1.34%	1.46%	1.68%	1.60%	1.65%
Net investment income	.89%	(e)	2.12%	1.38%	.26%	.18%	.96%
Portfolio turnover rate	49%	(f)	77%	46%	23%	21%	34%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.17		$12.48	$12.44	$10.43	$8.75	$11.17
Income (loss) from investment operations:
Net investment income (loss)	.02		.20	.08	(.05)	(.05)	.03
Net realized and unrealized gain (loss) on investments	.70		3.73	(.03)	2.06	1.73	(2.34)
Total from investment operations	.72		3.93	.05	2.01	1.68	(2.31)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.24)	(.01)	-	-	(.10)
Distributions from net realized gains on investments	(.64)		-	-	-	-	(.01)
Total dividends and distributions	(.84)		(.24)	(.01)	-	-	(.11)
Net asset value, end of period	$16.05		$16.17	$12.48	$12.44	$10.43	$8.75
Total Return(a)	4.29%		32.01%	.44%	19.27%	19.20%	(20.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,730		$5,965	$6,928	$10,593	$7,511	$7,594
Average net assets (000)	$5,895		$6,161	$8,587	$8,883	$7,782	$9,171
Ratios to average net assets(c):
Expense after fee waiver and expense reimbursement(d)	1.94%	(e)	1.94%	2.01%	2.33%	2.30%	2.35%
Expense before fee waiver and expense reimbursement(d)	1.98%	(e)	2.05%	2.16%	2.38%	2.30%	2.35%
Net investment income (loss)	.20%	(e)	1.47%	.67%	(.45)%	(.51)%	.32%
Portfolio turnover rate	49%	(f)	77%	46%	23%	21%	34%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

40

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.15		$12.47	$12.44	$10.43	$8.75	$11.17
Income (loss) from investment operations:
Net investment income (loss)	.02		.20	.08	(.05)	(.05)	.03
Net realized and unrealized gain (loss) on investments	.71		3.72	(.04)	2.06	1.73	(2.34)
Total from investment operations	.73		3.92	.04	2.01	1.68	(2.31)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.24)	(.01)	-	-	(.10)
Distributions from net realized gains on investments	(.64)		-	-	-	-	(.01)
Total dividends and distributions	(.84)		(.24)	(.01)	-	-	(.11)
Net asset value, end of period	$16.04		$16.15	$12.47	$12.44	$10.43	$8.75
Total Return(a)	4.30%		31.95%	.36%	19.27%	19.20%	(20.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,439		$36,576	$31,445	$37,844	$26,452	$29,292
Average net assets (000)	$36,888		$32,947	$33,455	$30,988	$28,298	$33,470
Ratios to average net assets(c):
Expense after fee waiver and expense reimbursement(d)	1.94%	(e)	1.94%	2.01%	2.33%	2.30%	2.35%
Expense before fee waiver and expense reimbursement(d)	1.98%	(e)	2.04%	2.16%	2.38%	2.30%	2.35%
Net investment income (loss)	.19%	(e)	1.42%	.68%	(.45)%	(.52)%	.30%
Portfolio turnover rate	49%	(f)	77%	46%	23%	21%	34%

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	41

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended July 31,
	2012(d)(h)		2012(d)	2011(d)		2010(d)	2009(d)	2008(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.81		$13.76	$11.48		$9.60	$12.27	$17.61
Income (loss) from investment operations:
Net investment income (loss)	.01		.16	-	(a)	- (a)	.08	.13
Net realized and unrealized gain (loss) on investments	.21		(.04)	2.28		1.90	(2.60)	(2.04)
Total from investment operations	.22		.12	2.28		1.90	(2.52)	(1.91)
Less Dividends and Distributions:
Dividends from net investment income	-		(.07)	-		(.02)	(.14)	(.14)
Distributions from net realized gains on investments	-		-	-		-	(.01)	(3.29)
Total dividends and distributions	-		(.07)	-		(.02)	(.15)	(3.43)
Net asset value, end of period	$14.03		$13.81	$13.76		$11.48	$9.60	$12.27
Total Return(b)	1.59%		.90%	19.86%		19.77%	(20.32)%	(11.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,129		$6,143	$6,966		$6,740	$6,821	$11,669
Average net assets (000)	$6,168		$6,353	$7,213		$7,066	$7,602	$14,718
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement(e)	1.51%	(f)	1.51%	1.83%		1.80%	1.85%	1.62%
Expense before advisory fee waiver and expense reimbursement(e)	1.66%	(f)	1.66%	1.88%		1.80%	1.85%	1.62%
Net investment income (loss)	1.15%	(f)	1.17%	.02%		(.02)%	.80%	.90%
Portfolio turnover rate	77%	(g)	46%	23%		21%	34%	19%

(a) Less than $.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculations are based on average shares outstanding during the period.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(f) Annualized.

(g) Calculated as of July 31, 2013.

(h) As of August 24, 2012, the last conversion of Class L shares was completed. There are no shares outstanding and Class L shares are no longer being offered for sale.

See Notes to Financial Statements.

42

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,		April 08, 2011(a) through July 31,
	2014(d)		2013(d)	2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.02		$13.87	$13.76	$14.32
Income (loss) from investment operations:
Net investment income	.05		.29	.15	.01
Net realized and unrealized gain on investments	.81		4.15	.03	(.57)
Total from investment operations	.86		4.44	.18	(.56)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.29)	(.07)	-
Distributions from net realized gains on investments	(.64)		-	-	-
Total dividends and distributions	(.90)		(.29)	(.07)	-
Net asset value, end of period	$17.98		$18.02	$13.87	$13.76
Total Return(b)	4.58%		32.66%	1.34%	(3.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$425		$26	$21	$284
Average net assets (000)	$185		$26	$113	$298
Ratios to average net assets(e):
Expense after fee waiver and expense reimbursement(f)(g)	1.44%	(c)	1.44%	1.47%	1.83%	(c)
Expense before fee waiver and expense reimbursement(g)	1.73%	(c)	1.79%	1.87%	2.13%	(c)
Net investment income	.48%	(c)	1.88%	1.16%	.23%	(c)
Portfolio turnover rate	49%	(h)	77%	46%	23%

(a) Inception date of Class R shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	43

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014(d)		2013(d)	2012(d)	2011(d)		2010(d)	2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.51		$12.74	$12.70	$10.57		$8.84	$11.26
Income (loss) from investment operations:
Net investment income	.09		.32	.18	.03		.02	.09
Net realized and unrealized gain (loss) on investments	.71		3.78	(.04)	2.10		1.75	(2.36)
Total from investment operations	.80		4.10	.14	2.13		1.77	(2.27)
Less Dividends and Distributions:
Dividends from net investment income	(.31)		(.33)	(.10)	-		(.04)	(.16)
Distributions from net realized gains on investments	(.64)		-	-	-		-	(.01)
Total dividends and distributions	(.95)		(.33)	(.10)	-		(.04)	(.17)
Capital Contributions	-		-	- (a)	-	(a)	- (a)	.02
Net asset value, end of period	$16.36		$16.51	$12.74	$12.70		$10.57	$8.84
Total Return(b)	4.64%		32.97%	1.22%	20.15%		20.08%	(19.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107		$326	$745	$1,581		$2,424	$3,865
Average net assets (000)	$227		$504	$1,115	$2,144		$3,204	$5,161
Ratios to average net assets(c):
Expense after fee waiver and expense reimbursement(e)	1.19%	(f)	1.19%	1.26%	1.58%		1.55%	1.60%
Expense before fee waiver and expense reimbursement(e)	1.24%	(f)	1.32%	1.41%	1.63%		1.55%	1.60%
Net investment income	1.05%	(f)	2.30%	1.44%	.29%		.25%	1.09%
Portfolio turnover rate	49%	(g)	77%	46%	23%		21%	34%

(a) Less than $0.005.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculations are based on average shares outstanding during the period.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,		April 08, 2011(a) through July 31,
	2014(d)		2013(d)	2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.05		$13.90	$13.85	$14.40
Income (loss) from investment operations:
Net investment income	.11		.37	.22	.03
Net realized and unrealized gain (loss) on investments	.79		4.14	(.04)	(.58)
Total from investment operations	.90		4.51	.18	(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.35)		(.36)	(.13)	-
Distributions from net realized gains on investments	(.64)		-	-	-
Total dividends and distributions	(.99)		(.36)	(.13)	-
Net asset value, end of period	$17.96		$18.05	$13.90	$13.85
Total Return(b)	4.78%		33.26%	1.44%	(3.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22,256		$21,283	$19,222	$26,799
Average net assets (000)	$22,077		$19,111	$21,344	$29,388
Ratios to average net assets(e):
Expense after fee waiver and expense reimbursement(f)	.94%	(c)	.94%	1.01%	1.33%	(c)
Expense before fee waiver and expense reimbursement(f)	.98%	(c)	1.04%	1.16%	1.38%	(c)
Net investment income	1.18%	(c)	2.39%	1.68%	.71%	(c)
Portfolio turnover rate	49%	(g)	77%	46%	23%

(a) Inception date of Class Z shares.

(b) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Calculations are based on average shares outstanding during the period.

(e) Does not include expenses of the underlying portfolios in which the Fund invests.

(f) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Fund’s investment subadviser responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Annuities Distributors, Inc.	One Corporate Drive Shelton, CT 06484

	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SMALL CAP VALUE FUND

SHARE CLASS	A	B	C	R	X	Z
NASDAQ	PZVAX	PZVBX	PZVCX	PSVRX	N/A	PSVZX
CUSIP	74440V708	74440V807	74440V880	74440V849	74440V856	74440V831

MF504E2    0258977-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 21, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 21, 2014